Securities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Securities

$ millions, as at October 31	2023	2022
Securities measured and designated at FVOCI	$61,331	$56,099
Securities measured at amortized cost (1)	67,294	52,484
Securities mandatorily measured and designated at FVTPL	82,723	67,296
	$211,348	$175,879

(1)
During the year, less than $1 million of amortized cost debt securities were disposed of, generally shortly before their maturity, resulting in a realized gain of nil (2022: a realized gain of less than $1 million).

Summary of Residual Term to Contractual Maturity of Financial Instruments

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity			2023 Total		2022 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:
Canadian federal government	$1,557	5.1%	$8,156	4.7%	$1,184	4.3%	$–	–%	$–	–%	$10,897	4.7%	$10,639	3.6%
Other Canadian governments	114	5.4	1,580	4.1	11,573	4.2	218	3.4	–	–	13,485	4.2	17,452	3.6
U.S. Treasury and agencies	3,995	3.7	18,051	3.7	118	1.5	–	–	–	–	22,164	3.7	11,959	1.7
Other foreign governments	2,863	3.9	2,625	5.5	120	5.5	31	6.2	–	–	5,639	4.7	7,038	2.8
Mortgage-backed securities (2)	99	5.4	100	4.0	322	2.9	457	5.6	–	–	978	4.5	1,163	3.3
Asset-backed securities	161	5.6	–	–	69	7.9	708	6.9	–	–	938	6.8	359	5.5
Corporate debt	591	2.7	5,513	5.3	542	5.4	12	4.1	–	–	6,658	5.1	6,967	3.2
	$9,380		$36,025		$13,928		$1,426		$–		$60,759		$55,577
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$642	1.3%	$1,787	2.3%	$812	4.7%	$–	–%	$–	–%	$3,241	2.7%	$2,212	1.8%
Other Canadian governments	1,283	4.4	9,338	3.8	9,278	4.8	230	4.8	–	–	20,129	4.3	14,472	3.5
U.S. Treasury and agencies	4,200	3.3	25,011	1.9	3,061	3.6	–	–	–	–	32,272	2.3	26,851	1.5
Other foreign governments	127	0.5	787	3.3	462	1.5	154	2.6	–	–	1,530	2.5	1,181	1.7
Mortgage-backed securities (3)	275	3.3	3,576	3.9	1,051	2.3	384	2.9	–	–	5,286	3.5	3,637	1.9
Asset-backed securities	421	5.1	134	5.0	360	5.2	103	8.1	–	–	1,018	5.4	490	4.4
Corporate debt	447	5.3	3,304	2.9	67	4.4	–	–	–	–	3,818	3.2	3,641	2.7
	$7,395		$43,937		$15,091		$871		$–		$67,294		$52,484
Securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$4,766		$3,445		$1,355		$1,736		$–		$11,302		$10,822
Other Canadian governments	1,303		1,048		885		4,392		–		7,628		8,634
U.S. Treasury and agencies	1,037		3,753		909		346		–		6,045		5,206
Other foreign governments	3,085		1,231		31		–		–		4,347		3,488
Mortgage-backed securities (4)	398		2,301		199		–		–		2,898		2,878
Asset-backed securities	148		158		–		3		–		309		985
Corporate debt	1,360		1,986		801		308		–		4,455		3,611
	$12,097		$13,922		$4,180		$6,785		$–		$36,984		$35,624
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	$–	–%	$–	–%	$–	–%	$–	–%	$46,311	n/m	$46,311	n/m	$32,194	n/m

Total securities (5)	$28,872		$93,884		$33,199		$9,082		$46,311		$211,348		$175,879

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $220 million (2022: $192 million) and fair value of $220 million (2022: $193 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $356 million (2022: $439 million) and fair value of $334 million (2022: $416 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $134 million (2022: $190 million) and fair value of $124 million (2022: $180 million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $311 million (2022: $381 million) and fair value of $300 million (2022: $374 million).

(3)
Includes securities backed by mortgages insured by the CMHC, with amortized cost of $2,342 million (2022: $225 million) and fair value of $2,309 million (2022: $225 million); securities issued by Fannie Mae, with amortized cost of $621 million (2022: $806 million) and fair value of $571 million (2022: $743 million); securities issued by Freddie Mac, with amortized cost of $1,667 million (2022: $1,962 million) and fair value of $1,501 million (2022: $1,777 million); and securities issued by Ginnie Mae, with amortized cost of $51 million (2022: $57 million) and fair value of $45 million (2022: $52 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $2,898 million (2022: $2,877 million).
(5)
Includes securities denominated in U.S. dollars with carrying value of $110.9 billion (2022: $83.2 billion) and securities denominated in other foreign currencies with carrying value of $10,106 million (2022: $8,851 million).

n/m	Not meaningful.

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2023				2022
	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$10,890	$16	$(9)	$10,897	$10,646	$10	$(17)	$10,639
Other Canadian governments	13,526	33	(74)	13,485	17,494	32	(74)	17,452
U.S. Treasury and agencies	22,383	4	(223)	22,164	12,305	5	(351)	11,959
Other foreign governments	5,632	21	(14)	5,639	7,048	21	(31)	7,038
Mortgage-backed securities	1,021	–	(43)	978	1,202	1	(40)	1,163
Asset-backed securities	944	–	(6)	938	375	–	(16)	359
Corporate debt	6,691	1	(34)	6,658	7,023	–	(56)	6,967
	61,087	75	(403)	60,759	56,093	69	(585)	55,577
Corporate equity (2)	556	48	(32)	572	525	31	(34)	522
	$61,643	$123	$(435)	$61,331	$56,618	$100	$(619)	$56,099

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $22 million (2022: $24 million).
(2)	Includes restricted stock.

Summary of Profit or Loss Recognized on FVOCI Securities
The table below presents profit or loss recognized on FVOCI debt securities:

$ millions, for the year ended October 31	2023	2022
Realized gains	$114	$57
Realized losses	(24)	(23)
(Provision for) reversal of credit losses on debt securities	2	(2)
	$92	$32

Summary of Allowance for Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2023	Debt securities measured at FVOCI and amortized cost
	Balance at beginning of year	$7	$20	$12	$39
	Provision for (reversal of) credit losses (2)	2	–	1	3
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	1	–
	Balance at end of year	$8	$20	$14	$42
	Comprises:
	Debt securities measured at FVOCI	$2	$20	$–	$22
	Debt securities measured at amortized cost	6	–	14	20
2022	Debt securities measured at FVOCI and amortized cost (3)
	Balance at beginning of year	$6	$15	$13	$34
	Provision for (reversal of) credit losses (2)	–	2	(3)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	1	3	2	6
	Balance at end of year	$7	$20	$12	$39
	Comprises:
	Debt securities measured at FVOCI	$4	$20	$–	$24
	Debt securities measured at amortized cost	3	–	12	15

(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in G ains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.
(3)	Certain information has been revised to conform to the current year presentation.